RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors ChinaAMC A-Share ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 7, 2014 (Accession No. 0000930413-14-000066), which is incorporated herein by reference.